UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2010

Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Courage Capital Management, LLC

Address:   4400 Harding Road
           Suite 503
           Nashville, TN  37205-2290


Form 13F File Number: 28-10362


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Richard C. Patton
Title:  Chief Manager
Phone:  615-369-0110

Signature,  Place,  and  Date  of  Signing:

/s/ Richard C. Patton              Nashville, TN                      8/13/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              20

Form 13F Information Table Value Total:  $      433,875
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE



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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
------------------------------ --------------- --------- -------- ------------------- ---------- -------- ----------------
                                                          VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------ --------------- --------- -------- ---------- --- ---- ---------- -------- ---- ------ ----
Carrizo Oil & Gas              Note 4.375%     144577AA1   11,180 13,000,000 PRN      DEFINED(1)             X      0    0
Ingram Micro Inc.              Common          457153104    8,995    592,171 SH       DEFINED(1)             X      0    0
Market Vectors ETF             Gold Miner ETF  57060U100      800     15,400 SH       DEFINED(1)             X      0    0
SPDR Gold Trust                Gold Shares ETF 78463V107    2,507     20,600 SH       DEFINED(1)             X      0    0
Abbott Laboratories            Common          002824100   11,021    235,600 SH       DEFINED(1)             X      0    0
Altisource Portfolio Solutions Common          L0175J104   10,409    420,729 SH       DEFINED(1)             X      0    0
Charming Shoppes Inc.          Common          161133103    7,019  1,871,688 SH       DEFINED(1)             X      0    0
CVS Caremark Corp.             Option          126650100    7,330    250,000 SH  CALL DEFINED(1)             X      0    0
Geo Group Inc.                 Common          36159R103    8,158    393,135 SH       DEFINED(1)             X      0    0
Gilead Sciences Inc.           Common          375558103   13,554    395,400 SH       DEFINED(1)             X      0    0
Gilead Sciences Inc.           Option          375558103    3,428    100,000 SH  CALL DEFINED(1)             X      0    0
Johnson & Johnson              Common          478160104    1,494     25,300 SH       DEFINED(1)             X      0    0
Johnson & Johnson              Option          478160104   13,938    236,000 SH  CALL DEFINED(1)             X      0    0
McMoran Exploration Co.        Option          582411104      556     50,000 SH  CALL DEFINED(1)             X      0    0
McMoran Exploration Co.        Option          582411105      556     50,000 SH  CALL DEFINED(1)             X      0    0
McMoran Exploration Co.        Option          582411106    1,944    175,000 SH  CALL DEFINED(1)             X      0    0
Zions Bancorp                  Option          989701107   19,413    900,000 SH  PUT  DEFINED(1)             X      0    0
Pre Paid Legal Inc.            Common          740065107    2,398     52,716 SH       DEFINED(1)             X      0    0
SPDR Trust                     Option          78462F103  244,155  2,373,200 SH  PUT  DEFINED(1)             X      0    0
SPDR Trust                     Option          78462F103   65,020    632,000 SH  PUT  DEFINED(1)             X      0    0


(1) Courage Investments, Inc. is the general partner of certain private investment funds managed by the Reporting Manager. However, the Reporting Manager has discretion over the investment and voting decisions with respect to securities directly owned by such funds pursuant to investment management agreements. Similarly, the Reporting Manager has discretion over the investment and voting decisions with respect to securities directly owned by other third party accounts that are managed by the Reporting Manager pursuant to trading manager agreements.


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